Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 09, 2023
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF
Account Value [Line Items]
Account Value	$ 11,598	$ 11,543	$ 11,355	$ 10,984	$ 11,187	$ 10,974	$ 10,766	$ 10,594	$ 10,392	$ 9,769	$ 9,900	$ 10,128	$ 10,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	12,543	12,392	11,963	11,398	11,883	11,513	10,929	10,748	10,281	9,421	9,623	10,105	10,000
Cboe® Validus S&P 500® Dynamic PutWrite Index
Account Value [Line Items]
Account Value	11,581	11,537	11,351	10,988	11,147	10,929	10,712	10,549	10,339	9,715	9,814	10,082	10,000
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF - Market
Account Value [Line Items]
Account Value	$ 11,589	$ 11,540	$ 11,345	$ 11,042	$ 11,193	$ 10,977	$ 10,770	$ 10,603	$ 10,402	$ 9,790	$ 9,880	$ 10,127	$ 10,000